Fair Value Measurements (Q2) (Details) - Recurring and Nonrecurring Fair Value Measurements - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 08, 2019	Nov. 16, 2018	May 09, 2018	May 08, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017	May 18, 2017
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swap-mortgage note	$ (21,000)				$ (21,000)		$ (3,600)
Share price										$ 11.10	$ 11.05	$ 11.05	$ 11.00	$ 11.00	$ 10.20	$ 10.20
Impairment charge of real estate	$ 25,199	$ 10,939			$ 38,916	$ 10,939	40,782	$ 0	$ 0
Nonrecurring Fair Value Measurement Discount Rate	19.00%				19.00%
Management Contracts
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Impairment of Intangible Assets, Finite-lived					$ 7,800
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 700				700
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,400				1,400		3,748
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,400				1,400		3,748
Finite-Lived Intangible Assets, Amortization Expense, Year Four	$ 900				$ 900		$ 2,810
Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
OP units issued, shares			39.4	39.4
OP Units
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Share price	$ 11.20				$ 11.20												$ 10.20
OP Units | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
OP units issued, shares			12.5	12.5			12.5
Maximum | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
OP units issued, shares			12.5
Maximum | OP Units | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
OP units issued, shares					5.0		12.5
Minimum | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
OP units issued, shares					3.0
Fair Value, Recurring | Fair Value Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Derivative assets	$ 5,324		$ 16,496	$ 16,496	$ 5,324		$ 29,708	16,496
Interest rate swap-mortgage note	(21,007)		(61)	(61)	(21,007)		(3,633)	(61)
Fair Value, Recurring | Fair Value Level 3
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability	(32,000)		(38,000)	(38,000)	(32,000)		(39,500)	(38,000)
Fair Value, Recurring | Fair Value Level 3 | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability	(32,000)		$ (38,000)	$ (38,000)	(32,000)		(39,500)	$ (38,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings							1,500
Fair Value, Nonrecurring | Fair Value Level 2
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Impaired real estate assets, net	120,510				120,510		71,991
Fair Value, Nonrecurring | Fair Value Level 3
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Impaired corporate intangible asset, net	$ 4,401				$ 4,401		$ 0